Debt - Encore Convertible Notes (Detail)		1 Months Ended	12 Months Ended
	Nov. 27, 2017 USD ($) shares	Mar. 31, 2017 USD ($)	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)	Jul. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Debt Instrument [Line Items]
Convertible notes settled by cash payment			$ 125,407,000	$ 0	$ 0
Convertible senior notes sold			483,500,000	448,500,000
Proceeds from issuance of convertible senior notes			150,000,000	0	$ 0
Equity component			62,696,000	61,314,000
Liability component—principal amount			483,500,000	448,500,000
Unamortized debt discount			(32,720,000)	(31,968,000)
Liability component—net carrying amount			450,780,000	416,532,000
Convertible Notes
Debt Instrument [Line Items]
Interest expense—stated coupon rate			15,721,000	13,263,000
Interest expense—amortization of debt discount			9,871,000	9,900,000
Total interest expense			$ 25,592,000	$ 23,163,000
2017 Convertible Senior Notes
Debt Instrument [Line Items]
Initial conversion price (in dollars per share) | $ / shares			$ 31.56
2017 Convertible Senior Notes | Convertible Notes
Debt Instrument [Line Items]
Convertible notes settled by cash payment	$ 65,000,000	$ 60,400,000
Convertible senior notes sold		50,000,000.0						$ 115,000,000.0
Stated interest rate								3.00%
Settlement of convertible notes (shares) | shares	621,599
Exercise of convertible note hedge transactions, net of tax (shares) | shares	621,612
2020 Convertible Senior Notes
Debt Instrument [Line Items]
Stated interest rate			3.00%
Initial conversion price (in dollars per share) | $ / shares			$ 45.72
Closing stock price at date of issuance (in dollars per share) | $ / shares			$ 33.35
Conversion rate (in shares per $1,000 principal amount)			0.0218718
Debt component			$ 140,247,000
Equity component			32,253,000
Issuance of convertible note			$ 1,106,000
Effective interest rate			6.35%
2020 Convertible Senior Notes | Convertible Notes
Debt Instrument [Line Items]
Convertible senior notes sold							$ 172,500,000
Stated interest rate							3.00%
2021 Convertible Senior Notes
Debt Instrument [Line Items]
Stated interest rate			2.875%
Initial conversion price (in dollars per share) | $ / shares			$ 59.39
Closing stock price at date of issuance (in dollars per share) | $ / shares			$ 47.51
Conversion rate (in shares per $1,000 principal amount)			0.0168386
Debt component			$ 143,645,000
Equity component			17,355,000
Issuance of convertible note			$ 581,000
Effective interest rate			4.70%
2021 Convertible Senior Notes | Convertible Notes
Debt Instrument [Line Items]
Convertible senior notes sold						$ 161,000,000.0
Stated interest rate						2.875%
2022 Convertible Senior Notes
Debt Instrument [Line Items]
Stated interest rate			3.25%
Initial conversion price (in dollars per share) | $ / shares			$ 45.57
Closing stock price at date of issuance (in dollars per share) | $ / shares			$ 35.05
Conversion rate (in shares per $1,000 principal amount)			0.0219467
Debt component			$ 137,266,000
Equity component			12,734,000
Issuance of convertible note			$ 398,000
Effective interest rate			5.20%
2022 Convertible Senior Notes | Convertible Notes
Debt Instrument [Line Items]
Convertible senior notes sold		$ 150,000,000.0
Stated interest rate		3.25%
Proceeds from issuance of convertible senior notes		$ 145,300,000